Shareholders' equity (Details) - Schedule of dilutive effect on options granted	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Dilutive Effect On Options Granted Abstract
Number of shares	1,349,165
Balance of effective stock options granted	4,651
Maximum percentage of dilution	0.34%